Financial Instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Oct. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 75,767,000	$ 98,521,000		$ 124,295,000
Working capital	51,000,000	91,000,000
Long-term investments-equity investments held	164,753,000	95,608,000
Increased/decreased in other comprehensive income on assumption	$ 16,000,000	$ 10,000,000
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average effective interest rate paid on its outstanding borrowings, percentage	3.57%	2.57%
Change in interest rate, percentage	1.00%	1.00%
Impacted in interest expense due to fluctuation in interest rates	$ 10,000,000	$ 10,000,000
Minto derivative liability [member]
Disclosure of detailed information about financial instruments [line items]
Minimum market price of copper before Minto top up payment is required	2.50	2.50	$ 2.50
Fair value of Minto derivative liability	0	0
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Long-term investments-equity investments held	$ 164,753,000	$ 95,608,000
Kutcho [member]
Disclosure of detailed information about financial instruments [line items]
Non convertible debt interest rate	15.00%
Volatility rate	30.00%
Non convertible debt interest rate, fluctuation	1.00%
Effect of one percent change in interest rates on fair value of convertible debt	$ 600,000
Convertible debt volatility rate, fluctuation	5.00%
Effect of changing implied volatility by five percent on fair value of convertible debt	$ 200,000